Other income and expenses - Other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other income and expenses
Currency losses	€ 741	€ 86	€ 10
Others			172
Total other operating expenses	€ 741	€ 86	€ 182